STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended				12 Months Ended
	Aug. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Jan. 28, 2025
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value		$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001
Common stock shares authorized		1,000,000,000		1,000,000,000		1,000,000,000	1,000,000,000
Common stock, shares issued		5,139,704		3,460,459		5,121,384	3,460,459
Common stock, shares outstanding		5,139,704		3,460,459		5,121,384	3,460,459
Preferred stock, par value		$ 0.001		$ 0.001		$ 0.001	$ 0.001
Preferred stock shares authorized		10,000,000		10,000,000		10,000,000	10,000,000
Preferred stock, shares outstanding		0		0		0	0
Value of restricted securities awards issued			$ 30,000			$ 102,000	$ 30,000
Common Stock for Services		$ 115,580	$ 23,499			$ 79,209	$ 58,221
Restricted Stock [Member] | Director [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of restricted securities awards issued							10,715
Value of restricted securities awards issued							$ 30,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares issued						0
Common stock, shares outstanding						0
Sale of unregistered shares of common stock							11,961
Sale of unregistered shares of common stock, value							$ 58,221
Number of restricted securities awards issued			3,572				10,715
Value of restricted securities awards issued			$ 3				$ 11
Common Stock for Services, shares		18,320	1,767			6,970	11,961
Common Stock for Services		$ 18	$ 2			$ 7	$ 12
Common Stock [Member] | Six Private Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of unregistered shares of common stock					80,358
Sale of unregistered shares of common stock, value					$ 225,000
Stock price per share					$ 2.80
Common Stock [Member] | One Private Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of unregistered shares of common stock	4,762
Sale of unregistered shares of common stock, value	$ 20,000
Stock price per share	$ 4.20
Common Stock [Member] | Three Private Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of unregistered shares of common stock				38,393
Sale of unregistered shares of common stock, value				$ 167,500
Common Stock [Member] | Three Private Investors [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price per share				$ 4.20			$ 4.20
Common Stock [Member] | Three Private Investors [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price per share				$ 5.60			$ 5.60
Common Stock [Member] | Eight Private Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of unregistered shares of common stock						64,337
Sale of unregistered shares of common stock, value						$ 576,000
Common Stock [Member] | Eight Private Investors [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price per share						$ 7.00
Common Stock [Member] | Eight Private Investors [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price per share						11.20
Stock price per share						$ 11.20